Tahoe Acquisition - Consideration Transferred (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Feb. 22, 2019 USD ($) shares
Disclosure of detailed information about business combination [line items]
Cash payments	$ 0	$ 247,479
Tahoe Resources, Inc [member]
Disclosure of detailed information about business combination [line items]
Shares Issued/Issuable (shares) | shares			72,426,594
Cash consideration			$ 275,008
Total consideration transferred, acquisition-date fair value			$ 1,142,674
Tahoe Resources, Inc [member] | Fair value of the Pan American Share consideration [Member]
Disclosure of detailed information about business combination [line items]
Shares Issued/Issuable (shares) | shares			55,990,512
Consideration			$ 795,626
Tahoe Resources, Inc [member] | Fair value estimate of the CVRs [Member]
Disclosure of detailed information about business combination [line items]
Shares Issued/Issuable (shares) | shares	15,600,034	15,600,208	15,600,208
Consideration			$ 71,916
Tahoe Resources, Inc [member] | Fair value estimate of replacement options [Member]
Disclosure of detailed information about business combination [line items]
Shares Issued/Issuable (shares) | shares			835,874
Consideration			$ 124